Deferred income -Additional information (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Deferred income
Initial payment from depositary		$ 4,690,000	¥ 30,995,000
Arrangement period for amortization		5 years	5 years
Amount recorded as other income	¥ 4,274,000